Derivative Instruments and Hedging Activities - Commitment of Cross Currency Swaps (Detail) - Cross Currency Interest Rate Contract [Member] kr in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2020 NOK (kr)
Derivative [Line Items]
Fair Value / Carrying Amount of Asset / (Liability)	$ (44,773)
NIBOR | Six Point Zero Margin [Member]
Derivative [Line Items]
Derivative, Notional Amount	$ 146,500	kr 1,200,000
Receivable Margin	6.00%	6.00%
Derivative, Fixed Interest Rate	7.72%	7.72%
Fair Value / Carrying Amount of Asset / (Liability)	$ (20,638)
Remaining Term (years)	1 year 1 month 6 days
NIBOR | Five Point One Five Margin
Derivative [Line Items]
Derivative, Notional Amount	$ 112,000	kr 1,000,000
Receivable Margin	5.15%	5.15%
Derivative, Fixed Interest Rate	5.74%	5.74%
Fair Value / Carrying Amount of Asset / (Liability)	$ (5,529)
Remaining Term (years)	4 years 10 months 24 days
NIBOR | 4.60%
Derivative [Line Items]
Derivative, Notional Amount	$ 102,000	kr 850,000
Receivable Margin	4.60%	4.60%
Derivative, Fixed Interest Rate	7.89%	7.89%
Fair Value / Carrying Amount of Asset / (Liability)	$ (18,606)
Remaining Term (years)	2 years 10 months 24 days